Condensed Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
ASSETS
Right-of-use assets	$ 294,166	$ 357,202
Rental deposit	35,431	35,431
Plant and equipment			3,696
Total non-current assets	329,597	392,633	3,696
Trade receivables, net	84,764	182,334	289,788
Contract assets	87,382	69,354	26,989
Other receivables, deposit and prepayment	463,942	253,476	43,392
Due from a related company			41,532
Cash and cash equivalents	100,822	76,620	1,183,176
Total current assets	736,910	581,784	1,584,877
LIABILITIES
Trade payables	(898,627)	(788,798)	(187,584)
Other payables and accruals	(1,072,227)	(596,870)	(349,197)
Tax payables	(8,917)	(8,917)
Deferred revenue	(374,711)	(322,826)	(335,666)
Due to a related company	(34,579)	(34,579)
Due to immediate holding company		(5,345,929)	(506)
Loans from immediate holding company	(2,383,673)	(1,930,993)	(2,328,926)
Loan from a related company		(1,140,931)
Lease liabilities	(122,076)	(122,076)
Convertible loan notes	(5,681,066)	(3,975,534)
Total current liabilities	(10,575,876)	(14,267,453)	(3,201,879)
Loan from a related company			(1,060,712)
Lease liabilities	(148,232)	(243,280)
Preferred shares	(6,189,000)	(9,359,000)	(13,460,000)
Convertible loan notes		(114,808)	(3,349,822)
Total non-current liabilities	(6,337,232)	(9,717,088)	(17,870,534)
Net current liabilities	(9,838,966)	(13,685,669)	(1,617,002)
Net liabilities	(15,846,601)	(23,010,124)	(19,483,840)
EQUITY (DEFICIT)
Share Capital	737	477	475
Share Premium	1,768,661
Capital reserve	5,126,150	3,752,192	3,724,826
Warrant reserve	6,653,200
Exchange reserve	2,730	(1,681)	6,003
Share option reserve	650,503	2,409,689	1,084,270
Accumulated losses	(30,048,582)	(29,170,801)	(24,299,414)
Total deficit	$ (15,846,601)	$ (23,010,124)	$ (19,483,840)